GENERAL	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.

Innoviz Technologies Ltd. and its subsidiaries (the “Company” or “Innoviz”) is a Tier-1 direct supplier of high-performance, automotive-grade LiDAR sensor platforms and complementary solutions that are designed to bring enhanced vision and superior performance through safe autonomous driving and other perception-focused applications at a mass scale. The Company provides complete LiDAR based solutions for OEMs (original equipment manufacturers) and Tier-1 partners that are developing autonomous driving vehicles for the passenger car, robotaxi, shuttle, delivery vehicle and truck markets. The Company also leverages its automotive-grade LiDAR technology to offer solutions for non-automotive markets, including smart infrastructure, perimeter security, traffic management and robotics.

b.	The Company was incorporated on January 18, 2016, under the laws of the state of Israel.

c.	On December 10, 2020, the Company entered into definitive agreements in connection with a merger (the “Transactions”) with Collective Growth Corporation (“Collective Growth”), a special purpose acquisition company, that resulted in Collective Growth becoming a wholly owned subsidiary of the Company upon the consummation of the Transactions on April 5, 2021 (the “Closing Date”).

The Company's ordinary shares were listed on the Nasdaq Stock Market LLC under the trading symbol “INVZ” on April 5, 2021.

d.	As of March 31, 2026 the Company’s principal source of liquidity includes its cash and cash equivalents in the amount of $4,362, bank deposits in the amount of $46,208 and marketable securities in the amount of $9,540, which is sufficient to finance its business plan for at least the next 12 months from the date these interim consolidated financial statements are issued. As the Company achieves further commercial success, it may need to obtain additional funding to support its continuing operations. If the Company is unable to obtain capital when and if needed, it may need to reduce or eliminate some of its research and development programs.

e.

On October 7, 2023, Israel was attacked by a terrorist organization and entered a state of war. On October 9, 2025, the sides agreed to a ceasefire, although there is no assurance that this agreement will be upheld. On February 28, 2026, the United States and Israel launched a joint attack on Iran. Iran launched ballistic missiles and drones against targets in Israel and against U.S. military bases and other targets in several countries in the Persian Gulf. On April 8, 2026, the United States and Iran agreed to a conditional ceasefire that included Israel. As of the date of these interim consolidated financial statements, the potential for renewed hostilities and any future escalation are difficult to predict, as such are the economic implications of the conflict on the Company’s operational and financial performance. The Company considered the impact of the war and determined that there were no material adverse impacts on the interim consolidated financial statements, including related significant estimates made by management, for the period ended  March 31, 2026.